Share-based compensation - Changes in stock options (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,349,001	1,283,088
Number of options granted (in shares) | shares	215,575	146,119
Number of options forfeited (in shares) | shares	(77,523)	(45,697)
Number of options exercised (in shares) | shares	(8,735)	(6,409)
Number of options outstanding - end of period (in shares) | shares	1,478,318	1,377,101
Number of options exercisable (in shares) | shares	1,030,186	891,673
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 13.60	$ 12.00
Weighted average exercise price, options granted (in cad per share) | $ / shares	52.15	45.09
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	40.30	41.84
Weighted average exercise price, options exercised (in cad per share) | $ / shares	16.00	13.89
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	17.81	14.51
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 6.81	$ 4.11